Expense Example, No Redemption	Apr. 28, 2025 USD ($)
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds® Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 120
Expense Example, No Redemption, 3 Years	460
Expense Example, No Redemption, 5 Years	823
Expense Example, No Redemption, 10 Years	1,844
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	1,477
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	389
Expense Example, No Redemption, 5 Years	677
Expense Example, No Redemption, 10 Years	1,496
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	559
Expense Example, No Redemption, 10 Years	1,244
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	880
Expense Example, No Redemption, 10 Years	1,989
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	389
Expense Example, No Redemption, 5 Years	677
Expense Example, No Redemption, 10 Years	$ 1,496